Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,099,000.00
Previously Paid Amount	0.00
Total Fee Amount	704.17
Total Offset Amount	0.00
Net Fee	704.17
Narrative - Max Aggregate Offering Price	$ 5,099,000.00
Final Prospectus	true